Investments - Carrying Amount and Unrealized Securities Holding Loss for Investment in JM Weshop (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Share of cumulative gain/(loss)		¥ (114,104)	$ (16,115)	¥ 5,752	¥ (4,982)
Share of other comprehensive loss		(145)	$ (20)	938	¥ (2,124)
JM Weshop (Cayman) Inc.
Schedule of Equity Method Investments [Line Items]
Investment cost		158,777		159,711
Foreign currency translation		14,786		8,425
Surrender 10% of ordinary shares held		(25,132)
Total investment cost		148,431		168,136
Share of cumulative gain/(loss)		(113,182)		2,312
Share of other comprehensive loss		(1,331)		(1,186)
Total booked value under equity method		(114,513)		1,126
Impairment	¥ (33,918)	¥ (33,918)
Net book value				¥ 169,262